[logo] PIONEER Investments(R)




May 5, 2009



VIA ELECTRONIC TRANSMISSION
---------------------------

U.S. Securities and Exchange Commission
File Desk
100 F. Street, NE
Washington, DC  20549

Re:  Pioneer Fund (the "Fund")
     (File Nos. 2-25980 and 811-01466)
     CIK No. 0000078713

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, I certify that the forms of prospectuses and statement of additional information relating to the offering of Class A, B and C shares; Class R shares; Class Y shares; and Class Z shares for the Fund, which would have been filed under paragraph (c) of Rule 497, do not differ from those contained in Post-Effective Amendment No. 83 to the Fund's registration statement on Form N-1A, filed electronically with the Commission on April 30, 2009 (Accession No. 0000078713-09-000047).

If you have any questions or comments concerning the foregoing certification, please contact me at (617) 422-4703.

Very truly yours,



/s/ Kathleen H. Alexander
-------------------------
    Kathleen H. Alexander

cc:  Jeremy B. Kantrowitz, Esq.
     Christopher J. Kelley, Esq.




Pioneer Investment Management, Inc.
60 State Street
Boston, MA  02109-1820




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